Segmented information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmented information	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Material accounting policies. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
We measure the performance of each segment based on adjusted EBITDA, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other income (expense) are managed on a corporate basis and, accordingly, are not reflected in segment results.
On August 1, 2025, Bell Canada acquired Ziply Fiber, the leading fibre Internet provider in the Pacific Northwest of the U.S. providing wireline, Internet and TV services to residential, business and wholesale customers in this region. The results from the acquired Ziply Fiber operations are included in a new segment, Bell CTS U.S., from the date of acquisition.
Our results are subsequently reported in three segments: Bell CTS Canada, Bell CTS U.S. and Bell Media.
Substantially all of our operations and assets under our Bell CTS Canada and Bell Media segments are located in Canada. The operations and assets of our Bell CTS U.S. segment are located in the U.S.
Our Bell CTS Canada segment provides a wide range of communication products and services to consumer, business and government customers across Canada. Wireless products and services include mobile data and voice plans, streaming services, and devices and are available nationally. Wireline products and services comprise data (including Internet access, Internet protocol television (IPTV), cloud-based services, AI-driven solutions and business solutions), voice, streaming services, and other communication services and products, which are available to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers, as well as, in 2024, the results of operations of our national consumer electronics retailer, The Source (Bell) Electronics Inc. (The Source). In 2024, Bell wound down The Source head office and back office operations, as well as closed 107 The Source stores.
Our Bell CTS U.S. segment, comprised of Ziply Fiber, provides wireline communication products and services over a combined fibre-based and copper-based network, to residential, business and wholesale customers in the Pacific Northwest of the U.S. Wireline products and services consist of data (including broadband Internet with varying speeds and value-added features, commercial ethernet, dedicated Internet-non-switched access and other data transport networking options) and voice (traditional and voice over Internet protocol (VoIP) voice services, including local, long distance, and unified communications as a service (UCaaS) and Video (IPTV)).
Our Bell Media segment holds a portfolio of assets providing premium video, audio, OOH advertising, and digital media services to customers nationally across Canada.
Segmented information

For the year ended December 31, 2025	Note		Bell CTS Canada (1)	Bell CTS U.S. (2)	Bell CTS	Bell Media	Inter- segment eliminations	BCE
Operating revenues
External service revenues			18,000	392	18,392	2,815	—	21,207
Inter-segment service revenues			28	—	28	339	(367)	—
Operating service revenues			18,028	392	18,420	3,154	(367)	21,207
External/operating product revenues			3,261	—	3,261	—	—	3,261
Total external revenues			21,261	392	21,653	2,815	—	24,468
Total inter-segment revenues			28	—	28	339	(367)	—
Total operating revenues (3)			21,289	392	21,681	3,154	(367)	24,468
Operating costs		5	(11,584)	(221)	(11,805)	(2,372)	367	(13,810)
Adjusted EBITDA (4)			9,705	171	9,876	782	—	10,658
Severance, acquisition and other costs		6						(517)
Depreciation and amortization	18,	20						(5,238)
Finance costs
Interest expense		7						(1,775)
Net return on post-employment benefit plans		28						102
Impairment of assets		8						(1,027)
Net gains on investments		9						5,217
Other income		10						287
Income taxes		11						(1,193)
Net earnings								6,514
Property, plant and equipment		18	28,402	4,114	32,516	1,025	—	33,541
Finite-life intangible assets		20	6,007	862	6,869	952	—	7,821
Indefinite-life intangible assets		20	8,574	261	8,835	578	—	9,413
Goodwill		23	8,286	3,003	11,289	1,942	—	13,231
Capital expenditures			3,153	388	3,541	159	—	3,700
(1)Includes all subsidiaries of Bell CTS with the exception of Ziply Fiber and its subsidiaries.
(2)Includes the results of Ziply Fiber exclusively.
(3)Revenues from Bell CTS Canada and Bell Media are substantially generated in Canada and revenues from Bell CTS U.S. are generated in the U.S.
(4)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

For the year ended December 31, 2024	Note		Bell CTS	Bell Media	Inter-segment eliminations	BCE
Operating revenues
External service revenues			18,256	2,817	—	21,073
Inter-segment service revenues			27	334	(361)	—
Operating service revenues			18,283	3,151	(361)	21,073
External/operating product revenues			3,336	—	—	3,336
Total external revenues			21,592	2,817	—	24,409
Total inter-segment revenues			27	334	(361)	—
Total operating revenues (1)			21,619	3,151	(361)	24,409
Operating costs		5	(11,788)	(2,393)	361	(13,820)
Adjusted EBITDA (2)			9,831	758	—	10,589
Severance, acquisition and other costs		6				(454)
Depreciation and amortization	18,	20				(5,041)
Finance costs
Interest expense		7				(1,713)
Net return on post-employment benefit plans		28				66
Impairment of assets		8				(2,190)
Net gains on investments		9				57
Other expense (3)		10				(362)
Income taxes		11				(577)
Net earnings						375
Property, plant and equipment		18	28,880	1,121	—	30,001
Finite-life intangible assets		20	6,157	887	—	7,044
Indefinite-life intangible assets		20	8,611	1,131	—	9,742
Goodwill		23	8,266	1,995	—	10,261
Capital expenditures			3,746	151	—	3,897
(1)In 2024, we had two segments, Bell CTS and Bell Media, and their revenues were substantially generated in Canada.
(2)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
(3)We have presented amounts from the previous period to make them consistent with the presentation for the current period.
Revenues by services and products
The following table presents our revenues disaggregated by type of services and products by segment.

For the year ended December 31	2025	2024
Services (1)
Wireless voice and data	7,053	7,136
Wireline data (2)	8,439	8,117
Wireline voice (3)	2,520	2,672
Media (4)	2,882	2,830
Other wireline services	313	318
Total services	21,207	21,073
Products (5)
Wireless	2,634	2,715
Wireline (6)	627	621
Total products	3,261	3,336
Total operating revenues	24,468	24,409
(1)Our service revenues are generally recognized over time.
(2)Wireline data for the year ended December 31, 2025 includes $322 million of revenues from Bell CTS U.S.
(3)Wireline voice for the year ended December 31, 2025 includes $70 million of revenues from Bell CTS U.S.
(4)Includes Crave direct-to-consumer revenues.
(5)Our product revenues are generally recognized at a point in time.
(6)Included in the year ended December 31, 2025 is revenue from a finance lease related to our first artificial intelligence (AI) facility.